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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21189

Registrant Name:	PIMCO New York Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2011

Date of Reporting Period:	June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO New York Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—82.5%
$1,000	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project,
	6.375%, 7/15/43	Baa3/BBB-	$1,025,390
1,500	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power
	Project, 5.875%, 4/1/42	Baa3/BB+	1,453,230
730	Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc.,
	5.25%, 1/1/37, Ser. A	NR/NR	492,100
800	East Rochester Housing Auth. Rev., St. Mary’s Residence
	Project, 5.375%, 12/20/22, Ser. A (GNMA)	NR/NR	841,560
	Liberty Dev. Corp. Rev.,
1,050	6.375%, 7/15/49	NR/BBB-	1,075,956
	Goldman Sachs Headquarters,
1,810	5.25%, 10/1/35	A1/A	1,795,140
2,400	5.50%, 10/1/37	A1/A	2,443,416
1,500	Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A	A3/A-	1,603,050
	Metropolitan Transportation Auth. Rev.,
5,220	5.00%, 11/15/32, Ser. A (FGIC-NPFGC)	A2/A	5,192,543
600	5.00%, 11/15/32, Ser. B-2	Aa3/AA	619,068
500	5.00%, 11/15/34, Ser. B	NR/AA	508,510
3,000	Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester
	Project, 5.50%, 8/15/40 (FHA) (d)	Aa2/AA-	3,101,610
200	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	200,034
500	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	473,755
2,695	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa2/AA	2,715,212
	New York City Industrial Dev. Agcy. Rev. (AGC),
600	Queens Baseball Stadium, 6.50%, 1/1/46	Aa3/AA+	615,696
2,200	Yankee Stadium, 7.00%, 3/1/49	Aa3/AA+	2,425,302
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	Second Generation Resolutions,
5,000	4.75%, 6/15/35, Ser. DD (d)	Aa2/AA+	5,010,100
1,500	5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	1,530,495
3,450	New York City Trust for Cultural Res. Rev., Wildlife Conservation
	Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA-	3,466,388
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev.,
	5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/BBB	959,070
400	Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36 (a)	Aa3/A+	410,096
600	Port Auth. of New York & New Jersey Rev., JFK International Air
	Terminal, 6.00%, 12/1/36	Baa3/BBB-	616,440
1,000	State Dormitory Auth. Rev.,	NR/AAA	1,026,900
	5.00%, 3/15/38, Ser. A
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	WR/BBB	2,048,715
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/NR	2,051,940
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)	Baa1/BBB	2,932,980
3,085	New York Univ., 5.25%, 7/1/48, Ser. A	Aa3/AA-	3,146,361
2,750	North General Hospital, 5.00%, 2/15/25	NR/AA-	2,757,012
700	North Shore-Long Island Jewish Health System,
	5.50%, 5/1/37, Ser. A	Baa1/A-	711,046
250	NYU Hospitals Center, 6.00%, 7/1/40, Ser. A	Baa1/BBB+	260,025
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	WR/NR	3,763,861
1,200	Teachers College, 5.50%, 3/1/39	A1/NR	1,229,244
500	The New School, 5.50%, 7/1/40	A3/A-	515,725

PIMCO New York Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	$620,341
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,521,400
750	State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B	Aa1/AA+	758,100
	State Urban Dev. Corp. Rev.,
2,400	5.00%, 3/15/35, Ser. B	NR/AAA	2,447,592
2,200	5.00%, 3/15/36, Ser. B-1 (d)	NR/AAA	2,263,492
2,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (d)	Aa2/AA-	2,080,260
1,100	TSACS, Inc. Rev., 5.125%, 6/1/42, Ser. 1	NR/BBB-	750,629
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	Aa3/AA+	2,001,700
600	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	A3/BBB	606,084
100	Yonkers Economic Dev. Corp. Rev., 6.00%, 10/15/30, Ser. A	NR/BB+	93,394

	Total New York Municipal Bonds & Notes (cost—$70,883,610)		73,160,962

OTHER MUNICIPAL BONDS & NOTES—11.2%
	District of Columbia—0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	174,174

	Ohio—1.0%
1,250	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BB-	913,063

	Puerto Rico—8.7%
580	Children’s Trust Fund Rev., 5.625%, 5/15/43	Baa3/BBB	461,007
2,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	1,900,200
	Sales Tax Financing Corp. Rev.,
4,000	5.00%, 8/1/40, Ser. A (AGM) (d)	Aa3/AA+	3,886,440
1,000	5.375%, 8/1/38, Ser. C	A1/A+	993,610
500	5.75%, 8/1/37, Ser. A	A1/A+	511,305

			7,752,562

	South Carolina—0.5%
370	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/30, Ser. B	WR/BBB	461,401

	U. S. Virgin Islands—0.6%
500	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	Baa3/NR	502,200

	Washington—0.2%
135	Tobacco Settlement Auth. Rev., 6.625%, 6/1/32	Baa3/BBB	135,933

	Total Other Municipal Bonds & Notes (cost—$9,839,754)		9,939,333

NEW YORK VARIABLE RATE NOTES (b)—5.7%
5,000	State Dormitory Auth. Rev., Rockefeller Univ.,
	5.00%, 7/1/32, Ser. A-1 (cost—$4,334,234)	Aa1/AAA	5,033,900

SHORT-TERM INVESTMENTS—0.6%
	U.S. Treasury Obligations (c)(e)—0.6%
	U.S. Treasury Bills,
540	0.07%, 9/15/11 (cost—$539,947)		539,947

	Total Investments (cost—$85,597,545) (f)—100.0%		$88,674,142

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	When-issued. To be settled after June 30, 2011.

(b)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2011.

(c)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(d)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Rates reflect the effective yields at purchase date.

(f)	At June 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $76,667,693. Gross unrealized appreciation was $4,005,642, aggregate gross unrealized depreciation was $942,102 and net unrealized appreciation was $3,063,540. The difference between book and tax cost was attributable to inverse floater transactions.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
WR—Withdrawn Rating
Other Investments:
Interest rate swap agreements outstanding at June 30, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Depreciation

Bank of America	$3,200	6/20/42	4.75%	3-Month USD-LIBOR	$(253,188)	$(30,020)	$(223,168)
Citigroup	3,400	6/20/42	4.75%	3-Month USD-LIBOR	(269,012)	(70,800)	(198,212)
Goldman Sachs	200	6/20/42	4.75%	3-Month USD-LIBOR	(15,824)	1,580	(17,404)
JPMorgan Chase	1,000	6/20/42	4.75%	3-Month USD-LIBOR	(79,121)	(9,220)	(69,901)

					$(617,145)	$(108,460)	$(508,685)

LIBOR — London Inter-bank Offered Rate

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.
Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at June 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/11

Investments in Securities — Assets
New York Municipal Bonds & Notes	—	$73,160,962	—	$73,160,962
Other Municipal Bonds & Notes	—	9,939,333	—	9,939,333
New York Variable Rate Notes	—	5,033,900	—	5,033,900
Short-Term Investments	—	539,947	—	539,947

Total Investments in Securities — Assets	—	$88,674,142	—	$88,674,142

Other Financial Instruments* — Liabilities
Interest Rate Contracts	—	$(508,685)	—	$(508,685)

Total Investments	—	$88,165,457	—	$88,165,457

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.
There were no significant transfers between Levels 1 and 2 during the nine months ended June 30, 2011.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 23, 2011